Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000254615 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000254615 | 531229755 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254615 | 4012250 | Airbus S.E.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000254615 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254615 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254615 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254615 | 5289837 | Erste Group Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254615 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254615 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254615 | 5501906 | Banco Bilbao Vizcaya Argentaria S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254615 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.70%
C000254615 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	0.30%
C000254615 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254615 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254615 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254615 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254615 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000254615 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000254614 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000254614 | 531229755 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254614 | 4012250 | Airbus S.E.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000254614 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254614 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254614 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254614 | 5289837 | Erste Group Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254614 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254614 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254614 | 5501906 | Banco Bilbao Vizcaya Argentaria S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254614 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.70%
C000254614 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	0.30%
C000254614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254614 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254614 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254614 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254614 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000254614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.80%